PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 85.2% of Net Assets
	ABS Car Loan – 1.5%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,566,436
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	859,416
1,488,782	CPS Auto Receivables Trust, Series 2019-C, Class A, 2.550%, 9/15/2022, 144A	1,492,172
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,952,321
1,170,554	Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.590%, 9/15/2022, 144A	1,172,641
668,940	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	671,562
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,116,222
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,496,167
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	687,498

		12,014,435

	ABS Home Equity – 0.2%
805,014	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	808,375
644,854	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	645,411

		1,453,786

	ABS Other – 0.8%
662,241	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	677,785
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 2.422%, 9/25/2023, 144A(b)	826,362
2,208,363	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	2,226,125
2,115,199	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,127,070

		5,857,342

	ABS Student Loan – 0.5%
4,000,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	3,992,743
75,771	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 2.742%, 1/25/2039, 144A(b)	76,074

		4,068,817

	Agency Commercial Mortgage-Backed Securities – 11.0%
1,123,231	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.776%, 11/25/2022(b)	1,125,242
594,438	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	593,472

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2025	$7,816,880
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,449,797
377,464	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	376,818
4,162,579	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,227,030
3,835,112	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	3,882,157
6,178,142	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,256,289
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,730,439
2,278,228	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,302,985
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,012,140
220,573	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.027%, 11/25/2021(b)	220,145
1,721,918	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.347%, 1/25/2023(b)	1,721,488
4,265,451	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 2.087%, 10/25/2025(b)	4,240,651
5,024,779	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 2.197%, 11/25/2026(b)	5,005,931
130,159	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.857%, 9/25/2022(b)	129,995
1,465,429	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 1.897%, 2/25/2023(b)	1,465,137
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,965,380
5,019,980	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 2.087%, 10/25/2045(b)	5,022,500
5,200,000	FNMA, 3.580%, 1/01/2026	5,545,330
128,579	Government National Mortgage Association, Series 2003-72, Class Z, 5.289%, 11/16/2045(a)	137,028
102,357	Government National Mortgage Association, Series 2003-88, Class Z, 4.496%, 3/16/2046(a)	106,739

		86,333,573

	Collateralized Mortgage Obligations – 12.1%
30,400	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 1.490%, 5/15/2023(b)(c)(d)	29,646
23,145	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 1.120%, 8/15/2023(b)(c)(d)	22,621
112,475	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	120,211
2,060	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(c)(d)	2,039
910,020	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	983,408

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,382,341	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$1,529,023
729,005	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	803,105
1,076,841	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.840%, 6/15/2048(a)(e)	1,085,626
1,223,724	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 3.978%, 12/15/2036(a)(e)	1,282,104
700,591	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 3.840%, 6/15/2043(b)	721,262
1,071,371	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,203,945
16,259	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 1.790%, 9/25/2022(b)(c)(d)	16,057
23,994	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 1.270%, 4/25/2024(b)(c)(d)	23,403
8,049	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.657%, 8/25/2042(a)(c)(d)	8,279
363,810	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	376,350
437,990	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.711%, 7/25/2037(b)	430,534
1,091,246	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.480%, 8/25/2038(a)	1,121,076
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 2.792%, 7/25/2043(b)	5,262,658
2,817	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 1.260%, 4/25/2023(b)(c)(d)	2,789
7,741	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.274%, 3/25/2044(a)(c)(d)	8,483
492,108	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.440%, 10/25/2044(b)	499,003
4,762,080	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 2.020%, 8/20/2069(b)	4,760,211
1,021,256	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.104%, 10/20/2060(b)	1,015,822
985,203	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.124%, 10/20/2060(b)	980,066
746,810	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.224%, 2/20/2061(b)	744,964
121,101	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	122,336
134,837	Government National Mortgage Association, Series 2012-124, Class HT, 6.165%, 7/20/2032(a)(c)(d)	136,393
18,734	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.224%, 5/20/2062(b)(c)(d)	18,535
808,151	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.294%, 8/20/2062(b)	807,616
320,706	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.274%, 10/20/2062(b)(c)(d)	318,568
91,452	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.274%, 12/20/2062(b)(c)(d)	90,920
3,239,234	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.124%, 3/20/2063(b)	3,226,849

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,164,364	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.174%, 3/20/2063(b)	$2,157,430
7,890,465	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.220%, 4/20/2063(b)	7,907,566
5,062,783	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.497%, 7/20/2064(b)	5,054,262
3,611,425	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.274%, 7/20/2064(b)	3,604,403
3,046,976	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.244%, 2/20/2065(b)	3,039,201
45,945	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.074%, 4/20/2061(b)(c)(d)	45,543
480,223	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	477,771
5,149,067	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,069,138
29,415	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.024%, 4/20/2065(b)(c)(d)	29,165
4,189,475	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.004%, 5/20/2065(b)	4,159,936
696,146	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.074%, 7/20/2065(b)	694,699
62,871	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.474%, 10/20/2065(b)(c)(d)	62,643
19,841	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.454%, 8/20/2061(b)(c)(d)	19,775
5,490,881	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.694%, 2/20/2066(b)	5,542,714
1,594,320	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.374%, 4/20/2066(b)	1,595,598
1,814,023	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.174%, 9/20/2063(b)	1,812,860
2,011,968	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.024%, 10/20/2067(b)	2,009,617
7,827,343	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(b)	7,702,598
14,223,195	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	14,900,566
187,340	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.068%, 12/07/2020(b)	187,282
279,767	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.163%, 10/07/2020(b)	280,283
815,991	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.273%, 12/08/2020(b)	816,689
53,796	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.273%, 12/08/2020(b)	53,822

		94,977,463

	Hybrid ARMs – 6.6%
6,784,397	FHLMC, 12-month LIBOR + 1.841%, 2.567%, 1/01/2046(b)	6,904,763
399,526	FHLMC, 6-month LIBOR + 1.704%, 3.800%, 6/01/2037(b)	404,831

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$63,708	FHLMC, 12-month LIBOR + 1.733%, 4.013%, 12/01/2037(b)	$63,844
1,210,562	FHLMC, 12-month LIBOR + 1.771%, 4.021%, 9/01/2035(b)	1,269,984
875,592	FHLMC, 1-year CMT + 2.286%, 4.077%, 2/01/2036(b)	927,330
345,396	FHLMC, 1-year CMT + 1.869%, 4.087%, 9/01/2038(b)	359,988
216,250	FHLMC, 12-month LIBOR + 1.723%, 4.217%, 4/01/2037(b)	227,220
147,774	FHLMC, 1-year CMT + 2.209%, 4.274%, 9/01/2038(b)	156,250
170,609	FHLMC, 12-month LIBOR + 1.636%, 4.329%, 11/01/2038(b)	177,933
538,597	FHLMC, 1-year CMT + 2.247%, 4.411%, 9/01/2038(b)	568,284
2,331,359	FHLMC, 1-year CMT + 2.249%, 4.438%, 3/01/2037(b)	2,460,831
244,687	FHLMC, 12-month LIBOR + 1.934%, 4.454%, 12/01/2034(b)	258,355
483,523	FHLMC, 1-year CMT + 2.165%, 4.550%, 4/01/2036(b)	499,759
725,717	FHLMC, 1-year CMT + 2.220%, 4.595%, 7/01/2033(b)	760,431
1,485,901	FHLMC, 1-year CMT + 2.278%, 4.600%, 2/01/2036(b)	1,570,663
224,148	FHLMC, 12-month LIBOR + 1.843%, 4.611%, 11/01/2038(b)	233,966
267,855	FHLMC, 12-month LIBOR + 1.793%, 4.751%, 3/01/2038(b)	285,145
1,716,190	FHLMC, 12-month LIBOR + 1.896%, 4.771%, 9/01/2041(b)	1,800,533
843,165	FHLMC, 12-month LIBOR + 1.741%, 4.856%, 4/01/2037(b)	888,126
552,753	FHLMC, 1-year CMT + 2.245%, 4.940%, 3/01/2036(b)	582,761
221,379	FHLMC, 1-year CMT + 2.250%, 5.000%, 2/01/2035(b)	233,081
208,759	FHLMC, 12-month LIBOR + 2.180%, 5.305%, 3/01/2037(b)	219,931
304,098	FNMA, 12-month LIBOR + 1.656%, 3.715%, 10/01/2033(b)	317,049
1,495,093	FNMA, 12-month LIBOR + 1.800%, 3.731%, 10/01/2041(b)	1,550,569
657,455	FNMA, 6-month LIBOR + 1.541%, 3.750%, 7/01/2035(b)	679,616
74,549	FNMA, 6-month LIBOR + 1.544%, 3.881%, 2/01/2037(b)	77,287
1,107,960	FNMA, 12-month LIBOR + 1.623%, 3.996%, 9/01/2037(b)	1,158,619
167,668	FNMA, 12-month LIBOR + 1.732%, 4.019%, 11/01/2035(b)	175,555
204,260	FNMA, 1-year CMT + 2.185%, 4.041%, 12/01/2034(b)	208,760

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$180,237	FNMA, 12-month LIBOR + 1.563%, 4.203%, 8/01/2035(b)	$188,742
1,042,019	FNMA, 12-month LIBOR + 1.595%, 4.204%, 7/01/2035(b)	1,086,265
334,746	FNMA, 1-year CMT + 2.287%, 4.274%, 10/01/2033(b)	350,824
1,438,444	FNMA, 1-year CMT + 2.176%, 4.287%, 11/01/2033(b)	1,518,263
375,751	FNMA, 1-year CMT + 2.223%, 4.309%, 8/01/2035(b)	398,560
661,750	FNMA, 12-month LIBOR + 1.712%, 4.337%, 8/01/2034(b)	692,474
365,978	FNMA, 12-month LIBOR + 1.657%, 4.347%, 8/01/2038(b)	379,274
1,504,678	FNMA, 12-month LIBOR + 1.563%, 4.350%, 4/01/2037(b)	1,570,130
482,879	FNMA, 12-month LIBOR + 1.619%, 4.369%, 7/01/2038(b)	505,075
264,813	FNMA, 1-year CMT + 2.145%, 4.372%, 9/01/2036(b)	278,859
295,033	FNMA, 12-month LIBOR + 1.688%, 4.372%, 11/01/2036(b)	309,142
2,237,989	FNMA, 1-year CMT + 2.218%, 4.473%, 4/01/2034(b)	2,360,961
931,643	FNMA, 6-month LIBOR + 2.271%, 4.487%, 7/01/2037(b)	989,319
3,218,223	FNMA, 1-year CMT + 2.185%, 4.503%, 10/01/2034(b)	3,393,574
149,421	FNMA, 12-month LIBOR + 1.803%, 4.548%, 7/01/2041(b)	153,922
47,760	FNMA, 12-month LIBOR + 1.754%, 4.552%, 1/01/2037(b)	49,861
1,578,760	FNMA, 1-year CMT + 2.175%, 4.593%, 12/01/2040(b)	1,664,279
510,721	FNMA, 12-month LIBOR + 1.610%, 4.612%, 4/01/2037(b)	534,115
553,534	FNMA, 1-year CMT + 2.165%, 4.629%, 6/01/2036(b)	582,354
1,173,838	FNMA, 12-month LIBOR + 1.724%, 4.646%, 9/01/2037(b)	1,235,707
1,124,973	FNMA, 1-year CMT + 2.273%, 4.648%, 6/01/2037(b)	1,193,675
551,868	FNMA, 1-year CMT +2.287%, 4.679%, 6/01/2033(b)	579,925
201,680	FNMA, 1-year CMT + 2.192%, 4.725%, 4/01/2033(b)	208,884
351,702	FNMA, 1-year CMT + 2.136%, 4.726%, 9/01/2034(b)	370,113
395,726	FNMA, 1-year CMT + 2.490%, 4.728%, 5/01/2035(b)	422,375
362,629	FNMA, 12-month LIBOR + 1.800%, 4.800%, 12/01/2041(b)	379,588
425,982	FNMA, 1-year CMT + 2.214%, 4.805%, 4/01/2034(b)	442,561

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,352,381	FNMA, 12-month LIBOR + 1.777%, 4.809%, 3/01/2037(b)	$1,422,362
65,079	FNMA, 1-year CMT + 2.440%, 4.815%, 8/01/2033(b)	68,239
481,387	FNMA, 1-year CMT + 2.185%, 4.858%, 1/01/2036(b)	505,082
478,684	FNMA, 12-month LIBOR + 1.765%, 4.890%, 2/01/2037(b)	498,928
179,049	FNMA, 12-month LIBOR + 1.800%, 4.925%, 3/01/2034(b)	187,858
206,771	FNMA, 1-year CMT + 2.500%, 4.928%, 8/01/2036(b)	220,267
1,020,738	FNMA, 12-month LIBOR + 1.820%, 4.945%, 2/01/2047(b)	1,083,571
500,841	FNMA, 12-month LIBOR + 2.473%, 5.348%, 6/01/2035(b)	535,861

		51,382,453

	Mortgage Related – 4.5%
50,685	FHLMC, 3.000%, 10/01/2026	52,041
395,251	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	420,525
187,303	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	195,598
63,853	FHLMC, 5.500%, 10/01/2023	66,072
18,547	FHLMC, COFI + 1.250%, 5.773%, 6/01/2020(b)	18,546
34,701	FHLMC, COFI + 1.250%, 5.879%, 8/01/2020(b)	34,763
44,231	FHLMC, COFI + 1.250%, 5.920%, 10/01/2020(b)	44,431
47,313	FHLMC, COFI + 1.250%, 5.955%, 11/01/2020(b)	47,496
212,796	FHLMC, 6.500%, 12/01/2034	243,125
141	FHLMC, 7.500%, 6/01/2026	153
129,716	FNMA, 3.000%, 3/01/2042	133,858
1,186,196	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,307,225
525,651	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	560,664
426,791	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	440,475
166,738	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	185,782
66,017	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	72,162
2,849,470	GNMA, 1-month LIBOR + 1.723%, 3.731%, 2/20/2061(b)	2,959,023

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$2,175,128	GNMA, 1-month LIBOR + 1.890%, 3.922%, 2/20/2063(b)	$2,259,543
230,358	GNMA, 3.962%, 6/20/2062(a)	231,379
39,599	GNMA, 4.041%, 8/20/2061(a)	40,576
90,872	GNMA, 4.140%, 3/20/2062(a)	90,846
97,134	GNMA, 4.158%, 2/20/2062(a)	97,304
2,613,963	GNMA, 1-month LIBOR + 2.154%, 4.187%, 3/20/2063(b)	2,715,066
101,365	GNMA, 4.189%, 12/20/2061(a)	103,239
769,385	GNMA, 1-month LIBOR + 2.244%, 4.276%, 6/20/2065(b)	814,902
838,559	GNMA, 1-month LIBOR + 2.266%, 4.298%, 5/20/2065(b)	885,225
635,406	GNMA, 4.327%, 2/20/2063(a)	640,856
865,031	GNMA, 4.329%, 3/20/2063(a)	872,297
1,993,884	GNMA, 4.360%, 6/20/2063(a)	2,023,257
1,419,207	GNMA, 1-month LIBOR + 2.365%, 4.395%, 2/20/2063(b)	1,479,105
1,691,848	GNMA, 4.411%, 12/20/2062(a)	1,702,169
3,184,342	GNMA, 4.477%, 10/20/2065(a)	3,444,596
2,067,402	GNMA, 4.492%, 11/20/2062(a)	2,076,983
449,859	GNMA, 4.551%, 4/20/2063(a)	455,335
44,655	GNMA, 4.566%, 8/20/2062(a)	45,258
2,291,195	GNMA, 4.601%, with various maturities from 2063 to 2066(a)(f)	2,435,558
1,961,071	GNMA, 4.624%, 3/20/2064(a)	2,079,420
377,465	GNMA, 4.650%, 1/20/2064(a)	401,828
1,884,891	GNMA, 4.674%, 11/20/2063(a)	2,015,216
1,267,477	GNMA, 4.685%, 5/20/2064(a)	1,343,812
20,071	GNMA, 4.691%, 3/20/2061(a)	20,322
38,239	GNMA, 4.692%, 4/20/2061(a)	38,842
25,244	GNMA, 4.700%, with various maturities in 2061(a)(f)	27,114
33,032	GNMA, 4.710%, 8/20/2061(a)	33,689

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$68,421	GNMA, 4.786%, 12/20/2061(a)	$70,417
25,961	GNMA, 4.895%, 2/20/2062(a)	27,000
7,612	GNMA, 5.070%, 3/20/2062(a)	7,709
10,703	GNMA, 6.000%, 12/15/2031	12,225
43,539	GNMA, 6.500%, 5/15/2031	49,886
47,291	GNMA, 7.000%, 10/15/2028	51,799

		35,374,712

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,325,147
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,578,474
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,453,063
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,427,249
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,643,904
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,064,912
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 3.210%, 11/15/2027, 144A(b)	3,269,404

		15,762,153

	Treasuries – 46.0%
8,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	8,336,301
24,445,000	U.S. Treasury Note, 1.125%, 7/31/2021	24,262,617
21,405,000	U.S. Treasury Note, 1.125%, 8/31/2021	21,240,282
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	20,664,370
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,608,278
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	4,950,195
13,605,000	U.S. Treasury Note, 1.625%, 8/31/2022	13,616,160
24,755,000	U.S. Treasury Note, 1.750%, 11/30/2021	24,831,392
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,495,030
12,480,000	U.S. Treasury Note, 1.750%, 7/15/2022	12,528,263
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,655,715

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$12,105,000	U.S. Treasury Note, 1.750%, 12/31/2024	$12,143,301
16,165,000	U.S. Treasury Note, 1.875%, 4/30/2022	16,269,820
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	9,940,605
4,080,000	U.S. Treasury Note, 2.000%, 12/31/2021	4,112,672
9,045,000	U.S. Treasury Note, 2.000%, 2/15/2025	9,175,728
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,069,742
6,000,000	U.S. Treasury Note, 2.125%, 5/15/2022	6,074,063
8,305,000	U.S. Treasury Note, 2.125%, 11/30/2023	8,452,933
6,550,000	U.S. Treasury Note, 2.250%, 2/15/2021	6,594,008
11,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	12,191,000
2,545,000	U.S. Treasury Note, 2.250%, 10/31/2024	2,611,607
8,000,000	U.S. Treasury Note, 2.375%, 12/31/2020	8,056,563
3,865,000	U.S. Treasury Note, 2.500%, 12/31/2020	3,897,309
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	8,019,857
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	70,571,587
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,307,239

		359,676,637

	Total Bonds and Notes (Identified Cost $660,696,916)	666,901,371

Short-Term Investments – 14.4%
55,390,000	Federal Home Loan Bank Discount Notes, 1.200%, 1/08/2020(g)	55,376,060
7,350,000	Federal Home Loan Bank Discount Notes, 1.200%, 1/10/2020(g)	7,347,534
9,533,151	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $9,533,628 on 1/02/2020 collateralized by $9,585,000 U.S. Treasury Note, 1.875% due 7/31/2022 valued at $9,726,781 including accrued interest(h)	9,533,151
16,330,000	U.S. Treasury Bills, 1.523%-2.468%, 2/27/2020(g)(i)	16,291,643
14,595,000	U.S. Treasury Bills, 1.566%-1.574%, 3/05/2020(g)(i)	14,556,624
9,230,000	U.S. Treasury Bills, 1.658%-1.764%, 1/23/2020(g)(i)	9,222,085

	Total Short-Term Investments (Identified Cost $112,313,742)	112,327,097

	Total Investments – 99.6% (Identified Cost $773,010,658)	779,228,468
	Other assets less liabilities – 0.4%	3,075,974

	Net Assets – 100.0%	$782,304,442

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2019 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.

(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $1,453,756 or 0.2% of net assets.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(h)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $32,060,084 or 4.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$93,523,707	$1,453,756	(a)	$94,977,463
All Other Bonds and Notes*	—	571,923,908	—		571,923,908

Total Bonds and Notes	—	665,447,615	1,453,756		666,901,371

Short-Term Investments	—	112,327,097	—		112,327,097

Total	$—	$777,774,712	$1,453,756		$779,228,468

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Collateralized Mortgage Obligations	$1,744,293	$—	$(177,172)	$181,351	$192	$(1,525,801)	$1,230,893	$—	$1,453,756	$172,553

Debt securities valued at $1,230,893 were transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	46.0%
Collateralized Mortgage Obligations	12.1
Agency Commercial Mortgage-Backed Securities	11.0
Hybrid ARMs	6.6
Mortgage Related	4.5
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	3.0
Short-Term Investments	14.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%